SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Operating segments [Abstract]
Schedules of segment information
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2023	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,760	$1,475	$314	$23	$10	$938
Cortez[2]	1,737	810	364	14	7	542
Turquoise Ridge[2]	1,008	533	189	5	1	280
Pueblo Viejo[2]	1,118	536	255	4	7	316
Loulo-Gounkoto[2]	1,335	570	247	—	34	484
Kibali	670	272	147	—	8	243
Lumwana	795	466	257	37	(2)	37
North Mara[2]	591	288	77	—	61	165
Bulyanhulu[2]	442	220	62	—	13	147
Other Mines[2]	1,591	975	246	6	78	286
Reportable segment total	$12,047	$6,145	$2,158	$89	$217	$3,438
Share of equity investee	(670)	(272)	(147)	—	(8)	(243)
Segment total	$11,377	$5,873	$2,011	$89	$209	$3,195

Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2022	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,848	$1,416	$312	$21	($15)	$1,114
Cortez[2]	1,316	597	253	12	4	450
Turquoise Ridge[2]	814	469	178	7	—	160
Pueblo Viejo[2]	1,303	559	242	24	17	461
Loulo-Gounkoto[2]	1,236	533	257	9	11	426
Kibali	598	235	178	2	41	142
Lumwana	868	443	223	11	11	180
North Mara[2]	570	236	73	4	48	209
Bulyanhulu[2]	463	235	60	3	25	140
Other Mines[2]	1,553	985	379	10	70	109
Reportable segment total	$11,569	$5,708	$2,155	$103	$212	$3,391
Share of equity investee	(598)	(235)	(178)	(2)	(41)	(142)
Segment total	$10,971	$5,473	$1,977	$101	$171	$3,249
[1]Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2023, accretion expense was $49 million (2022: $36 million).
2Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2023, for Pueblo Viejo, $448 million, $315 million, $130 million (2022: $528 million, $319 million, $195 million), Nevada Gold Mines, $2,329 million, $1,580 million, $724 million (2022: $2,146 million, $1,422 million, $711 million), North Mara and Bulyanhulu $165 million, $103 million, $50 million (2022: $165 million, $97 million, $55 million), Loulo-Gounkoto, $267 million, $163 million, $99 million (2022: $247 million, $158 million, $88 million) and Tongon, $41 million, $31 million, $10 million (2022: $37 million, $36 million, $nil).
Reconciliation of Segment Income to Income Before Income Taxes

For the years ended December 31	2023	2022
Segment income	$3,195	$3,249
Other revenue	20	42
Other cost of sales/amortization	(48)	(47)
Exploration, evaluation and project expenses not attributable to segments	(272)	(249)
General and administrative expenses	(126)	(159)
Other income not attributable to segments	354	396
Impairment charges	(312)	(1,671)
Loss on currency translation	(93)	(16)
Closed mine rehabilitation	(16)	136
Income from equity investees	232	258
Finance costs, net (includes non-segment accretion)[1]	(121)	(265)
Gain on non-hedge derivatives	1	7
Income before income taxes	$2,814	$1,681
[1]Includes debt extinguishment gains of $nil (2022: $14 million).
Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2023	As at December 31, 2022
Carlin	$615	$506
Cortez	427	419
Turquoise Ridge	102	176
Pueblo Viejo	441	629
Loulo-Gounkoto	375	322
Kibali	83	99
Lumwana	320	380
North Mara	206	156
Bulyanhulu	107	90
Other Mines	231	287
Reportable segment total	$2,907	$3,064
Other items not allocated to segments	298	133
Total	$3,205	$3,197
Share of equity investee	(83)	(99)
Total	$3,122	$3,098
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2023, cash expenditures were $3,086 million (2022: $3,049 million) and the increase in accrued expenditures was $36 million (2022: $49 million increase).

Schedule of non-current assets at revenue by geographic area
Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2023	As at December 31, 2022	2023	2022
United States	$16,782	$16,518	$6,051	$5,573
Dominican Republic	5,156	4,874	1,118	1,303
Mali	3,743	3,599	1,335	1,236
Democratic Republic of Congo	2,118	2,659	—	—
Tanzania	2,003	1,914	1,033	1,033
Zambia	1,949	1,930	795	868
Chile	1,930	1,957	8	—
Argentina	1,209	1,247	368	365
Pakistan	754	749	—	—
Papua New Guinea	704	327	9	—
Canada	503	507	277	231
Saudi Arabia	391	382	—	—
Côte d'Ivoire	224	164	398	356
Peru	71	73	5	48
Unallocated	836	600	—	—
Total	$38,373	$37,500	$11,397	$11,013
[1]Geographic location is presented based on the location of the mine from which the product originated.